<SEQUENCE>1
<FILENAME>a13ffnfq22012.txt
United States
Securities and Exchange Commission
Washington, DC  20549

Form 13 F

Report for the Calendar Year or Quarter Ended:			June 30, 2012

Report type:	13F Holdings Report

Institutional Investment Manager Filing this Report:

Name:		Fidelity National Financial, Inc.
		601 Riverside Avenue
		Jacksonville, FL 32204

13F File Number #28-11785

Person signing this report on behalf of Reporting Manager:

Name:		Michael L. Gravelle
Title:		Executive Vice President, General Counsel and Corporate Secretary
Phone:		904-854-8100

Signature, Place, and Date of Signing:

/s/Michael L. Gravelle,	Jacksonville, FL	July 31, 2012




I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value Total: $111,872 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

							   FORM 13F
						        June 30, 2012

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
----------------------       ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group                 COM              02209S103     2591    75000 SH       SOLE                    75000
CenturyLink Inc              COM              156700106     7266   184000 SH       SOLE                   184000
ConocoPhillips               COM              20825C104     5214    93300 SH       SOLE                    93300
Dow Chemical		     COM	      260542103	     982    31177 SH       SOLE                    31177
Eli Lilly & Company          COM              532457108     1845    43000 SH       SOLE                    43000
Fidelity National
Information Services         COM              31620M106    54660  1603860 SH       SOLE                  1603860
General Mills		     COM	      370334104     1012    26261 SH       SOLE                    26261
Hewlett Packard Company      COM              428236103      603    30000 SH       SOLE                    30000
Illinois Tool Works          COM              452308109      423     8000 SH       SOLE                     8000
International Paper          COM              460146103      909    31456 SH       SOLE                    31456
Johnson & Johnson            COM              478160104     6520    96500 SH       SOLE                    96500
Kellogg                      COM              487836108      946    19177 SH       SOLE                    19177
Kimberly Clark               COM              494368103      545     6500 SH       SOLE                     6500
Linn Energy, LLC             COM              536020100     9898   259800 SH       SOLE                   259800
McDonalds Corp               COM              580135101      906    10244 SH       SOLE                    10244
Pepco Holdings, Inc.         COM              713291102     1287    65750 SH       SOLE                    65750
Phillips 66		     COM	      718546104	    1551    46650 SH       SOLE			   46650
Pitney Bowes Inc.            COM              724479100     3037   202890 SH       SOLE                   202890
Proctor & Gamble             COM              742718109     5996    97900 SH       SOLE                    97900
Southern Company             COM              842587107     3287    71000 SH       SOLE                    71000
Timken Co                    COM              887389104     2290    50000 SH       SOLE                    50000
Tembec, Inc                  COM              87974D100      103    45700 SH       SOLE                    45700

